Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments [Abstract]
Partnership's average net asset value	$ 154,000,000	$ 135,000,000
Open interest rate futures, maturity	10 years
Concentration of credit risk	$ 8,508,598	$ 14,631,693